Share Capital - Schedule of Share Capital Issued and Fully Paid (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of classes of share capital [line items]
Issued and fully paid share capital	£ 3,105	£ 3,119	£ 3,119	£ 3,119
Redemption of preference shares, amount	£ (14)
Ordinary Share Capital [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	31,051,768,866	31,051,768,866	31,051,768,866	31,051,768,866
Issued and fully paid share capital	£ 3,105	£ 3,105	£ 3,105	£ 3,105
Number of redemption of preference shares	0
Redemption of preference shares, amount	£ 0
Three Hundred Million Preference Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	0	13,780	13,780	13,780
Issued and fully paid share capital	£ 0	£ 14	£ 14	£ 14
Number of redemption of preference shares	(13,780)
Redemption of preference shares, amount	£ (14)